Note 17 - Related Party Transactions (Details Textual) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		254,785		1,698,452
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		$ 18.90		$ 2.80	$ 2.96
Share-based Payment Arrangement, Noncash Expense, Total		$ 2,142,000	$ 2,083,000	$ 2,774,000	$ 2,707,000	$ 942,000
OPKO [Member] | Consulting Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	418,977
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 1.80
Share-based Payment Arrangement, Noncash Expense, Total				$ 142,000	480,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Grant Date Fair Value					$ 5,300,000
Consulting Agreement, Term	4 years
Consulting Agreement, Term, Length of Automatic Renewal Periods	1 year
Chairman and Chief Executive Officer of OPKO [Member]
Related Party, Ownership Percentage	5.00%						5.00%